Share-Based Compensation - Summary of Restricted Share Units (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	23,981,792	361,843	5,771,720	5,771,720
Number of Options, Outstanding Ending | shares	20,060,112	7,606,336	7,820,429	7,820,429	2,403,799
Number of Options, Vested and expected to vest | shares	20,060,112					20,060,112
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 0.66	$ 22.64	$ 26.75
Weighted-Average Grant Date Fair Value, Outstanding Ending | $ / shares	8.43	$ 21.92	$ 21.28		$ 3.75
Weighted-Average Grant Date Fair Value, Vested and expected to vest | $ / shares	$ 8.43
Weighted-Average Remaining Contractual Term, Outstanding	8 years 11 months 4 days	8 years 3 months	9 years 1 month 6 days	9 years 1 month 6 days	8 years 9 months
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 11 months 4 days
Aggregate Intrinsic Value, Outstanding Ending | $	$ 19,280	$ 69,907	$ 176,963		$ 20,079
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 19,280
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	47,985		4,848	4,848
Number of Options, Vested | shares	(3,699)	(2,424)
Number of Options, Outstanding Ending | shares	46,710	2,424	4,848	4,848
Number of Options, Vested and expected to vest | shares	47,985					47,985
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 2.36		$ 24.35
Weighted-Average Grant Date Fair Value, Vested | $ / shares	24.35	$ 24.35
Weighted-Average Grant Date Fair Value, Outstanding Ending | $ / shares	2.37	$ 24.35	$ 24.35
Weighted-Average Grant Date Fair Value, Vested and expected to vest | $ / shares	$ 2.36
Weighted-Average Remaining Contractual Term, Outstanding	9 years 5 months 23 days	8 years 5 months 15 days	9 years 5 months 15 days	9 years 5 months 15 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	9 years 5 months 23 days
Aggregate Intrinsic Value, Outstanding Ending	$ 106	$ 36		¥ 119
Aggregate Intrinsic Value, Vested and expected to vest | ¥						¥ 108